 UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: December 31

Date of reporting period: September 30, 2019

Item 1. Schedule of Investments.

AAM/Phocas Real Estate Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.1%
	REITS-APARTMENTS — 13.8%
1,788	AvalonBay Communities, Inc. - REIT	$385,010
2,705	Camden Property Trust - REIT	300,282
1,982	Essex Property Trust, Inc. - REIT	647,420
49,561	Independence Realty Trust, Inc. - REIT	709,218
		2,041,930
	REITS-COMMERCIAL FINANCING — 3.1%
24,218	Jernigan Capital, Inc. - REIT	466,197
	REITS-DATA CENTER — 4.1%
1,923	CoreSite Realty Corp. - REIT	234,317
7,187	QTS Realty Trust, Inc. - Class A - REIT	369,484
		603,801
	REITS-FREESTANDING — 6.0%
11,890	Essential Properties Realty Trust, Inc. - REIT	272,400
7,489	Seritage Growth Properties - REIT	318,207
7,963	STORE Capital Corp. - REIT	297,896
		888,503
	REITS-HEALTH CARE — 6.2%
19,111	Sabra Health Care REIT, Inc. - REIT	438,789
5,333	Welltower, Inc. - REIT	483,436
		922,225
	REITS-INDUSTRIALS — 13.3%
692	Innovative Industrial Properties, Inc. - REIT	63,920
8,528	Prologis, Inc. - REIT	726,756
1,726	PS Business Parks, Inc. - REIT	314,046
19,544	Rexford Industrial Realty, Inc. - REIT	860,327
		1,965,049
	REITS-INFRASTRUCTURE — 7.5%
5,001	American Tower Corp. - REIT	1,105,871
	REITS-LODGING/RESORTS — 4.2%
10,590	Park Hotels & Resorts, Inc. - REIT	264,432
12,751	Pebblebrook Hotel Trust - REIT	354,733
		619,165
	REITS-MANUFACTURED HOMES — 7.2%
2,392	Equity LifeStyle Properties, Inc. - REIT	319,571
5,014	Sun Communities, Inc. - REIT	744,329
		1,063,900

AAM/Phocas Real Estate Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	REITS-OFFICE — 13.3%
4,685	Alexandria Real Estate Equities, Inc. - REIT	$721,677
2,754	Boston Properties, Inc. - REIT	357,084
11,660	Hudson Pacific Properties, Inc. - REIT	390,144
4,250	Kilroy Realty Corp. - REIT	331,033
2,079	SL Green Realty Corp. - REIT	169,958
		1,969,896
	REITS-REGIONAL MALLS — 3.8%
3,611	Simon Property Group, Inc. - REIT	562,052
	REITS-SELF STORAGE — 5.1%
3,085	Extra Space Storage, Inc. - REIT	360,390
11,703	National Storage Affiliates Trust - REIT	390,529
		750,919
	REITS-SHOPPING CENTERS — 5.9%
17,089	Acadia Realty Trust - REIT	488,403
5,687	Regency Centers Corp. - REIT	395,190
		883,593
	REITS-SINGLE FAMILY HOME — 3.6%
17,941	Invitation Homes, Inc. - REIT	531,233
	TOTAL COMMON STOCKS
	(Cost $9,831,651)	14,374,334
	SHORT-TERM INVESTMENTS — 2.5%
366,544	Federated Treasury Obligations Fund - Institutional Class, 1.82%[1]	366,544
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $366,544)	366,544
	TOTAL INVESTMENTS — 99.6%
	(Cost $10,198,195)	14,740,878
	Other Assets in Excess of Liabilities — 0.4%	61,915
	TOTAL NET ASSETS — 100.0%	$14,802,793

REIT – Real Estate Investment Trusts

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

AAM/Phocas Real Estate Fund

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2019 (Unaudited)

Note 1 – Organization

AAM/Phocas Real Estate Fund (the “Fund”) is organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek long-term total investment return through a combination of capital appreciation and current income.

At the close of business on August 24, 2018 (the “Reorganization Date”), the Fund acquired the assets and liabilities of the Phocas Real Estate Fund (the “Predecessor Fund”), a separate series of Forum Funds II, which commenced operations on September 29, 2006. The only activity was a transfer of 411,898 shares of the Fund’s Class I shares in exchange for the net assets of the Predecessor Fund at $13,679,556. This exchange was nontaxable.

The primary net assets received by the Fund were cash, receivables and securities of the Predecessor Fund with a fair value of $13,650,651 (identified cost of investments transferred were $10,132,426), totaling $13,679,556. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.

As a result of the reorganization, the Fund will be the accounting successor of the Predecessor Fund. The Fund currently offers three classes of shares: Class A, Class C, and Class I. Class A commenced operations on August 27, 2018. Class C shares are not currently available for purchase.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

AAM/Phocas Real Estate Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

September 30, 2019 (Unaudited)

(b) Real Estate Industry Risk

The Fund concentrates investment of its net assets in the real estate industry (by investing in REITs and other companies that invest in real estate assets). Therefore, it is particularly vulnerable to the risks of the real estate industry. Declines in real estate values, changes in interest rates, economic downturns, overbuilding and changes in zoning laws and government regulations can have a significant negative effect on companies in the real estate industry.

Note 3 – Federal Income Taxes

At September 30, 2019, gross unrealized appreciation (depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$10,229,879

Gross unrealized appreciation	$4,663,174
Gross unrealized depreciation	(152,175)

Net unrealized appreciation on investments	$4,510,999

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

AAM/Phocas Real Estate Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

September 30, 2019 (Unaudited)

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2019, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$14,374,334	$-	$-	$14,374,334
Short-Term Investments	366,544	-	-	366,544
Total Investments	$14,740,878	$-	$-	$14,740,878

[1]	For a detailed break-out of common stocks by industry sub group classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	11/29/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	11/29/19

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	11/29/19